Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.	304,666	$3,451,440
Endeavour Group Ltd./Australia	322,469	1,081,345
Treasury Wine Estates Ltd.	185,922	1,538,385
Woolworths Group Ltd.	277,864	6,238,595
		12,309,765
Belgium — 1.4%
Anheuser-Busch InBev SA/NV	204,396	11,866,366

Brazil — 0.3%
Ambev SA, ADR	998,799	2,047,538
Natura & Co. Holding SA	185,456	515,552
		2,563,090
Canada — 2.2%
Alimentation Couche-Tard Inc.	165,380	9,280,525
George Weston Ltd.	13,142	1,890,438
Loblaw Companies Ltd.	32,792	3,804,021
Metro Inc./CN	51,636	2,860,636
Saputo Inc.	55,980	1,257,049
		19,092,669
Chile — 0.1%
Cencosud SA	286,254	539,930

Denmark — 0.3%
Carlsberg A/S, Class B	20,594	2,472,391

Finland — 0.1%
Kesko OYJ, Class B	62,125	1,092,905

France — 4.7%
Carrefour SA	118,873	1,684,462
Danone SA	143,375	8,781,688
L’Oreal SA	52,301	23,021,099
Pernod Ricard SA	45,354	6,188,084
		39,675,333
Germany — 0.6%
Beiersdorf AG	22,089	3,233,077
Henkel AG & Co. KGaA	22,040	1,734,044
		4,967,121
Ireland — 0.3%
Kerry Group PLC, Class A	34,689	2,811,166

Japan — 5.3%
Aeon Co. Ltd.	198,317	4,244,575
Ajinomoto Co. Inc.	118,600	4,174,154
Asahi Group Holdings Ltd.	115,298	4,079,770
Japan Tobacco Inc.	250,200	6,775,273
Kao Corp.	106,000	4,291,617
Kikkoman Corp.	220,500	2,562,659
Kirin Holdings Co. Ltd.	183,896	2,375,493
MEIJI Holdings Co. Ltd.	62,700	1,356,083
Nissin Foods Holdings Co. Ltd.	56,900	1,446,725
Seven & i Holdings Co. Ltd.	539,111	6,588,022
Shiseido Co. Ltd.	91,000	2,593,423
Unicharm Corp.	100,300	3,223,162
Yakult Honsha Co. Ltd.	67,740	1,213,658
		44,924,614
Mexico — 1.2%
Arca Continental SAB de CV	107,733	1,056,484
Fomento Economico Mexicano SAB de CV	412,923	4,442,505
Grupo Bimbo SAB de CV, Series A	330,630	1,167,642
Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	1,111,142	$3,781,345
		10,447,976
Netherlands — 1.6%
Heineken Holding NV	23,009	1,813,563
Heineken NV	57,648	5,577,213
Koninklijke Ahold Delhaize NV	214,808	6,321,174
		13,711,950
Norway — 0.4%
Mowi ASA	101,156	1,681,250
Orkla ASA	170,840	1,385,369
		3,066,619
Portugal — 0.1%
Jeronimo Martins SGPS SA	62,222	1,216,066

Sweden — 0.4%
Essity AB, Class B	137,134	3,505,805

Switzerland — 5.2%
Barry Callebaut AG, Registered	802	1,307,429
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	234	2,733,310
Chocoladefabriken Lindt & Spruengli AG, Registered	25	2,881,812
Nestle SA, Registered	361,621	36,912,199
		43,834,750
United Kingdom — 11.2%
Associated British Foods PLC	75,180	2,347,409
British American Tobacco PLC	487,738	14,983,137
Diageo PLC	503,583	15,809,472
Haleon PLC	1,599,479	6,507,824
Imperial Brands PLC	197,718	5,059,367
J Sainsbury PLC	405,557	1,306,644
Marks & Spencer Group PLC	465,405	1,682,781
Ocado Group PLC(a)	166,737	605,628
Reckitt Benckiser Group PLC	167,533	9,063,399
Tesco PLC	1,601,085	6,184,618
Unilever PLC	573,543	31,480,245
		95,030,524
United States — 62.1%
Altria Group Inc.	392,698	17,887,394
Archer-Daniels-Midland Co.	112,466	6,798,570
Brown-Forman Corp., Class B	41,068	1,773,727
Bunge Global SA	32,618	3,482,624
Campbell Soup Co.	44,431	2,007,837
Church & Dwight Co. Inc.	55,147	5,717,641
Clorox Co. (The)	28,248	3,855,005
Coca-Cola Co. (The)	612,860	39,008,539
Colgate-Palmolive Co.	186,619	18,109,508
Conagra Brands Inc.	107,370	3,051,455
Constellation Brands Inc., Class A	36,621	9,421,851
Costco Wholesale Corp.	90,480	76,907,095
Dollar General Corp.	49,967	6,607,136
Dollar Tree Inc.(a)(b)	47,137	5,032,818
Estee Lauder Companies Inc. (The), Class A	53,004	5,639,626
General Mills Inc.	128,413	8,123,406
Hershey Co. (The)	33,499	6,158,121
Hormel Foods Corp.	66,026	2,013,133
J M Smucker Co. (The)	24,151	2,633,425
Kellanova	59,187	3,413,906
Kenvue Inc.	435,546	7,918,226
Keurig Dr Pepper Inc.	237,422	7,929,895
Kimberly-Clark Corp.	76,588	10,584,462

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kraft Heinz Co. (The)	179,534	$5,784,585
Kroger Co. (The)	152,260	7,602,342
Lamb Weston Holdings Inc.	32,843	2,761,439
McCormick & Co. Inc./MD, NVS	57,262	4,062,166
Molson Coors Beverage Co., Class B	42,317	2,150,973
Mondelez International Inc., Class A	305,107	19,966,202
Monster Beverage Corp.(a)	161,336	8,058,733
PepsiCo Inc.	235,223	38,795,329
Philip Morris International Inc.	353,602	35,830,491
Procter & Gamble Co. (The)	481,494	79,407,991
Sysco Corp.	113,272	8,086,488
Target Corp.	105,231	15,578,397
Tyson Foods Inc., Class A	65,058	3,717,414
Walgreens Boots Alliance Inc.	162,874	1,969,961
Walmart Inc.	581,159	39,350,276
		527,198,187

Total Common Stocks — 99.0%
(Cost: $887,225,126)		840,327,227

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	36,878	3,283,499

Total Preferred Stocks — 0.4%
(Cost: $3,502,529)		3,283,499

Total Long-Term Investments — 99.4%
(Cost: $890,727,655)		843,610,726
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%(c)(d)(e)	5,014,491	$5,015,995
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	990,000	990,000

Total Short-Term Securities — 0.7%
(Cost: $6,006,487)		6,005,995

Total Investments — 100.1%
(Cost: $896,734,142)		849,616,721

Liabilities in Excess of Other Assets — (0.1)%		(1,211,521)

Net Assets — 100.0%		$848,405,200

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,017,052	(a)	$—	$(565)	$(492)	$5,015,995	5,014,491	$261	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	60,000	(a)	—	—	—	990,000	990,000	21,408		—
					$(565)	$(492)	$6,005,995		$21,669		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Sector Index	46	09/20/24	$3,595	$(5,647)
Euro STOXX 50 Index	3	09/20/24	158	112

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
June 30, 2024

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	7	09/20/24	$726	$(976)
				$(6,511)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$559,841,852	$280,485,375	$—	$840,327,227
Preferred Stocks	—	3,283,499	—	3,283,499
Short-Term Securities
Money Market Funds	6,005,995	—	—	6,005,995
	$565,847,847	$283,768,874	$—	$849,616,721
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$112	$—	$112
Liabilities
Equity Contracts	(5,647)	(976)	—	(6,623)
	$(5,647)	$(864)	$—	$(6,511)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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